Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[2]
OPERATING ACTIVITIES
Profit of the period	$ 2,655	$ 2,474	[1]
Depreciation, amortization and impairment	2,595	2,477
Net finance cost/(income)	3,223	2,268
Equity-settled share-based payment expense	286	237
Income tax expense	1,192	1,244
Other non-cash items	321	(225)
Share of result of associates	(105)	1,014
Cash flow from operating activities before changes in working capital and use of provisions	10,167	9,489
Decrease/(increase) in trade and other receivables	(1,325)	(581)
Decrease/(increase) in inventories	(228)	(833)
Increase/(decrease) in trade and other payables	(3,062)	(1,925)
Pension contributions and use of provisions	(192)	(195)
Cash generated from operations	5,360	5,955
Interest paid	(2,322)	(2,082)
Interest received	512	177
Dividends received	43	50
Income tax paid	(1,996)	(1,918)
Cash flow from/(used in) operating activities	1,597	2,182
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(2,107)	(2,002)
Proceeds from sale of property, plant and equipment and of intangible assets	44	63
Sale/(acquisition) of subsidiaries, net of cash disposed/ acquired of	(8)	(44)
Proceeds from sale/(acquisition) of other assets	10	66
Cash flow from/(used in) investing activities	(2,061)	(1,917)
FINANCING ACTIVITIES
Sale/(purchase) of non-controlling interests	(3)	(52)
Proceeds from borrowings	181	68
Payments on borrowings	(26)	(3,520)
Cash net finance (cost)/income other than interests	(693)	(326)
Payment of lease liabilities	(359)	(286)
Dividends paid	(1,923)	(1,276)
Cash flow from/(used in) financing activities	(2,823)	(5,392)
Net increase/(decrease) in cash and cash equivalents	(3,287)	(5,128)
Cash and cash equivalents less bank overdrafts at beginning of year	9,890	12,043
Effect of exchange rate fluctuations	191	(18)
Cash and cash equivalents less bank overdrafts at end of period	$ 6,794	$ 6,897

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
[2]	The 2022 presentation was amended to conform to the 2023 presentation.